Ordinary Shares - Additional Information (Details) $ / shares in Units, ¥ in Millions											12 Months Ended				72 Months Ended
	Jun. 10, 2020 USD ($) $ / shares shares	Jun. 09, 2020 USD ($) Vote $ / shares shares	May 19, 2019 $ / shares shares	Aug. 28, 2018 shares	Mar. 22, 2018 shares	Jun. 19, 2017 USD ($) $ / shares shares	Sep. 22, 2016 USD ($) shares	Jan. 01, 2016 $ / shares shares	Nov. 25, 2015 USD ($) shares	Jan. 28, 2015 USD ($) $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2020 $ / shares shares	May 18, 2020 USD ($) $ / shares shares
Class Of Stock [Line Items]
Ordinary shares, authorized amount | $	$ 100,000	$ 50,000														$ 50,000
Common Stock, Shares Authorized	2,000,000,000	1,000,000,000									971,000,000	971,000,000			971,000,000	50,000,000
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.00005	$ 0.00005	$ 0.00005								$ 0.00005	$ 0.00005			$ 0.00005	$ 0.001
Shares subdivided, number of shares			20
Common Stock, Shares, Outstanding												232,451,900	228,749,678
Vesting period							4 years								5 years
Ordinary shares repurchased price per share | $ / shares						$ 0.96
Ordinary shares repurchased						8,630,140
Ordinary shares repurchased, amount | $						$ 8,297,880
Reduction of additional paid in capital for cancellation of repurchased ordinary shares | $						$ 8,298,236
Cumulative revenue | ¥														¥ 500
Number of shares issued upon conversion				35,004,220
Treasury shares exercised													0	0
Treasury shares issued													0	0
Conversion of shares, basis		1
Conversion of convertible bonds to ordinary shares		122,072,980
Number of shares issued upon exercise of outstanding stock options											576,720
2018 Stock Option Scheme
Class Of Stock [Line Items]
Conversion of shares, basis													55,980,360
Treasury Shares[Member]
Class Of Stock [Line Items]
Ordinary shares issued					31,665,280	4,315,080			20,000,000
Series A Preferred Stock [Member]
Class Of Stock [Line Items]
Ordinary shares transferred								4,000,000
Ordinary shares transferred fair value per share | $ / shares								$ 0.88
Class B Ordinary Shares [Member]
Class Of Stock [Line Items]
Common Stock, Shares Authorized											200,000,000	200,000,000			200,000,000
Common Stock, Par or Stated Value Per Share | $ / shares											$ 0.00005	$ 0.00005			$ 0.00005
Common Stock, Shares, Outstanding											122,072,980				122,072,980
Conversion of shares, basis		1
Number of votes per ordinary share | Vote		15
Class B Ordinary Shares [Member] | IPO
Class Of Stock [Line Items]
Common Stock, Shares, Outstanding	122,072,980
Class B Ordinary Shares [Member] | IPO | Chaohui Chen
Class Of Stock [Line Items]
Common Stock, Shares, Outstanding	61,346,560
Class B Ordinary Shares [Member] | IPO | Zhiping Peng
Class Of Stock [Line Items]
Common Stock, Shares, Outstanding	60,726,420
Class A Ordinary Shares [Member]
Class Of Stock [Line Items]
Common Stock, Shares Authorized											1,700,000,000	1,700,000,000			1,700,000,000
Common Stock, Par or Stated Value Per Share | $ / shares											$ 0.00005	$ 0.00005			$ 0.00005
Common Stock, Shares, Outstanding											160,055,640				160,055,640
Ordinary shares issued											20,100,000
Conversion of shares, basis		1
Number of votes per ordinary share | Vote		1
Number of shares issued upon exercise of outstanding stock options											576,720
Class A Ordinary Shares [Member] | IPO
Class Of Stock [Line Items]
Common Stock, Shares, Outstanding	159,478,920
Ordinary shares issued	20,100,000
Ordinary shares converted into Class A ordinary share	110,378,920
Ordinary shares issued and sold price per ADS | $ / shares	$ 18
Preferred shares converted into ordinary shares	29,000,000
ADS | IPO
Class Of Stock [Line Items]
Ordinary shares issued	2,010,000
Ordinary shares issued and sold price per ADS | $ / shares	$ 18
Series A SPA
Class Of Stock [Line Items]
Ordinary shares issued										8,400,000
Ordinary shares issued, total consideration | $										$ 4,056,206
Series A SPA | Series A Preferred Stock [Member]
Class Of Stock [Line Items]
Ordinary shares issued										25,000,000
Ordinary shares issued, total consideration | $										$ 9,788,652
A-1 SPA
Class Of Stock [Line Items]
Ordinary shares issued									26,575,220
Ordinary shares issued, total consideration | $									$ 21,555,470
Ordinary shares redemption price compounded annual interest rate									1000.00%
A-2 SPA
Class Of Stock [Line Items]
Ordinary shares issued							8,502,600
Ordinary shares issued, total consideration | $							$ 10,000,000
Ordinary shares redemption price compounded annual interest rate							1200.00%
Restricted Shares
Class Of Stock [Line Items]
Common Stock, Shares, Outstanding												162,897,778	162,897,778
Vesting period							4 years			5 years
Ordinary shares repurchased price per share | $ / shares										$ 0.00005
Ordinary shares, vested												3,702,222	44,426,667	44,426,667